Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of outstanding warrants to shareholders
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
400,000	3.23	1.65

Schedule of stock option activity
	2020		2019		2018
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	246,874	$2.26	320,875	$2.59	314,125	$3.39
Changes during the year:
Granted	45,000	$2.55	95,000	$2.13	108,000	$2.39
Exercised	(84,618)	$2.29	(125,195)	$2.52	-	$-
Forfeited	(36,756)	$2.38	(43,806)	$3.65	(101,250)	$4.85

Outstanding - year end	170,500	$2.30	246,874	$2.26	320,875	$2.59

Vested and expected to vest	95,834	$2.23	148,498	$2.41	167,874	$2.90
Exercisable at year end	48,834	$2.26	79,372	$2.38	157,874	$2.89

Schedule of options granted to employees and directors
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2020	life (years)	2020	(years)

2.118	74,166	3.83	15,834	3.83
2.131	7,167	1.93	7,167	1.93
2.176	10,000	4.08	-	4.08
2.287	2,500	3.07	2,500	3.07
2.388	41,667	2.54	23,333	2.54
2.494	15,000	4.75	-	4.75
2.775	20,000	4.96	-	4.96

Grand Total	170,500	3.65	48,834	2.90